Equity Transactions (Details 1) - Stock Options [Member]	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Offsetting Assets [Line Items]
Expected life of options (in years)	4 years	5 years	6 years	6 years
Expected volatility	93.44%	87.11%	86.28%	81.65%
Risk free interest rate	4.34%	4.80%	4.40%	3.82%
Dividend Yield	0.00%	0.00%	0.00%	0.00%